Defensive Market Strategies Fund
GuideStone Funds Defensive Market Strategies Fund
Investment Objective
The Defensive Market Strategies Fund seeks to provide long-term capital appreciation with reduced volatility compared to the equity markets.
Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Defensive Market Strategies Fund.
Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Defensive Market Strategies Fund		GS2 Class, Defensive Market Strategies Fund	GS4 Class, Defensive Market Strategies Fund
Operating Expenses Column [Text]		GS2 Class	GS4 Class
Management fee		0.88%	0.88%
Other expenses	[1]	0.16%	0.42%
Total annual operating expenses		1.04%	1.30%
[1]	Other expenses are based on estimated amounts for the current fiscal year.

Expense Example
This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Defensive Market Strategies Fund (USD $)	GS2 Class, Defensive Market Strategies Fund	GS4 Class, Defensive Market Strategies Fund
Expense Example, By Year, Column [Text]	GS2 Class	GS4 Class
1 Year	107	132
3 Years	331	412
5 Years	574	713
10 Years	1,271	1,568

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. Portfolio turnover rate for the Fund’s last fiscal year is not provided because the Fund has not commenced operations prior to the date of this Prospectus.
Principal Investment Strategies

• To pursue its investment objective, the Fund utilizes principal investment strategies, managed by the Fund’s Sub-Advisers under the ultimate supervision of the Adviser. The principal strategies, when combined, are intended to result in the Fund obtaining investment returns consistent with the equity market, but with lower volatility when compared to the equity market. The Adviser determines the allocation of assets among the principal strategies and seeks to ensure an allocation that will allow the Fund to maintain its reduced volatility as compared to the broader market. Each Sub-Adviser is in turn responsible for investing the assets allocated to the principal strategy, or the portion of the principal strategy, for which it is responsible.

• The principal strategies, and the range of assets that will be allocated to each, is as follows:

Principal Strategy	Range of Assets
Long Only Equity	30%-80%
Convertible Bond	0%-50%
Equity Long-Short	0%-35%

• The Adviser monitors portfolio activity and reallocates assets among the Sub-Advisers as necessary in an attempt to ensure the Fund’s portfolio, when viewed as a whole, is consistent with the Fund’s principal investment objective. The Sub-Advisers, in managing their respective portions of the Fund’s portfolio, practice different investment styles that the Adviser believes complement one another in an attempt to achieve the Fund’s investment objective.

• The Long Only Equity Strategy is divided into two main components: a "value yield" component that focuses primarily on dividend paying stocks and a "U.S. defensive equity" component that focuses primarily on U.S. stocks with lower volatility compared to the broader equity market. Pursuant to the Long Only Equity Strategy, the Fund primarily invests in common stocks of U.S. companies but may also invest in common stocks of foreign companies either on a foreign exchange or through depository receipts. The Fund may invest in common stocks of foreign companies in countries having economies and markets generally considered to be developed and, to a lesser extent, companies located in emerging markets. The Fund may also invest in preferred stocks and real estate investment trusts ("REITs") and other real estate related companies.

• The Convertible Bond Strategy involves investments in convertible securities. While the Fund has broad discretion to invest in all types of convertible securities of U.S. issuers, the Fund focuses primarily on investments in convertible bonds. These convertible securities will tend to have valuations more closely aligned with a company’s bonds than common stock. The Fund may also invest in convertible securities of non-U.S. issuers. The Fund may invest in obligations issued by the U.S. government, its agencies and instrumentalities, banks and corporations and foreign governments, banks and corporations. The Fund may invest in both investment grade securities and high yield securities ("junk bonds") subject to a maximum of 35% of its total assets in junk bonds ("Baa" category as rated by Moody’s Investors Service, Inc. or the equivalent by Standard and Poor’s® or Fitch, Inc.).

• The Long-Short Equity Strategy involves a long component and a short component. The long component primarily involves investments in equity securities with a focus on growth. The short component involves making short sales of stocks. The Fund may establish short positions in stocks of companies with a market value of up to 30% of its assets pursuant to this strategy. When the Fund takes a short position, it sells at the current market price a stock that it has borrowed, in anticipation of a decline in the market price of the stock. The Fund intends to reinvest the proceeds from its short sales by taking additional long positions in stocks. This investment technique is known as "leverage," which increases risk and may magnify the Fund’s gains or losses.

• The Fund may hold up to 20% of its assets in obligations denominated in currencies other than the U.S. dollar and may invest beyond this limit when considering U.S. dollar-denominated securities of foreign issuers.

• The Fund may use forward currency exchange contracts, options and futures on stock indices and equity swap agreements to gain exposure to foreign markets and currencies. The Fund may also use other types of derivative instruments, such as futures, options and forward contracts as a substitute for investing directly in an underlying asset, to increase return, to manage foreign currency risk, to hedge against losses or as an alternative to selling a security short.

• The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.

Principal Investment Risks

• There is no guarantee that securities that the Fund buys will increase in value. It is possible to lose money by investing in the Fund.

• The Fund’s value will go up and down in response to changes in the market value of its investments. Market value will change due to business developments concerning a particular issuer or industry, as well as general market and economic conditions. An investor in this Fund should be able to accept significant short-term fluctuations in value.

• The ability of the Fund to achieve its investment objective depends, in part, on the ability of the Adviser to allocate assets effectively among the Sub-Advisers overseeing the Fund’s principal strategies. There can be no assurance that the actual allocations will achieve the Fund’s investment objective. Similarly, there is no guarantee that the principal strategies will work effectively together to achieve the Fund’s investment objective or that a principal strategy will be effective in achieving its individual objectives.

• Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles with periods of rising and falling prices. The market value of a stock may fall due to general market declines or because of factors related to the issuing company or its industry.

• Short sales involve selling a security the Fund does not own in anticipation that the security will decline in price. The Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. The Fund’s potential loss on a short position is limited only by the maximum attainable price of the security less the price at which the security was sold by the Fund. Therefore, in theory, stocks sold short have unlimited risk. The Fund’s use of short sales in effect “leverages” the Fund.

• The Fund is subject to leverage risk. Leveraging occurs when the Fund increases its assets available for investment using borrowings or similar transactions. Due to the fact that short sales involve borrowing securities and selling them, the Fund’s short sales effectively leverage the Fund’s assets. The use of leverage, including short sales and other forms of leveraging such as engaging in reverse repurchase agreements, lending portfolio securities, entering into futures contracts and engaging in forward commitment transactions, may magnify the Fund’s gains or losses. Leverage also creates interest expense that may lower the Fund’s overall returns.

• Although the Fund will not concentrate in any particular industry, it may be heavily invested in a particular economic sector. If the Fund focuses on one or a few sectors, its performance is likely to be disproportionately affected by factors influencing that sector, including market, economic, political or regulatory developments. The Fund’s performance may also suffer if a sector does not perform as well as the Sub-Advisers expected. Prices of securities in the same sector often change collectively regardless of the merits of individual companies.

• Obligations or securities of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.

• Preferred stock represents an equity interest in a company that generally entitles the holder to receive dividends and a fixed share of the proceeds from the company’s liquidation. Preferred stock is subject to issuer-specific and market risk applicable generally to equity securities.

• REITs may be affected by changes in the value of the underlying properties they own and may be affected by the quality of any credit they extend. REITs are dependent upon management skills and are subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. The value of REITs may be more sensitive to high or rising interest rates and may decline in value as a result, or become less attractive investments.

• The value of fixed-income securities held by the Fund will fluctuate in response to interest rates and other economic factors. When interest rates rise, the prices of fixed-income securities fall and vice versa. Other factors may affect fixed-income securities, such as financial conditions of a particular issuer including its credit standing and general economic conditions.

• In addition to the interest rate and credit risks applicable to fixed-income securities, a convertible security’s market value also tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security’s “conversion price.”

• The Fund is subject to the risk that REITs and other real estate related companies share prices overall will decline over short or even long periods because of rising interest rates. During periods of high interest rates, REITs and other real estate related companies may lose appeal for investors who may be able to obtain higher yields from other income-producing investments. High interest rates may also mean that financing from property purchases and improvements is more costly and difficult to obtain.

• There is a risk that the issuer of a fixed-income investment owned by the Fund may fail to pay interest or even principal due in a timely manner or at all.

• Not all obligations of U.S. government agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury; some are backed only by the credit of the issuing agency or instrumentality. For instance, obligations of Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Treasury but are backed by the credit of the federal agencies or government sponsored entities. Accordingly, there may be some risk of default by the issuer in such cases.

• High yield securities (“junk bonds”) involve greater risks of default and are more volatile than bonds rated investment grade. Issuers of these bonds may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund’s value could be hurt by price declines due to actual or perceived changes in an issuer’s ability to make such payments.

• Derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, correlation risk, the risk of loss due to changes in interest rates and the risks associated with fluctuations in foreign currencies in the case of forward currency exchange contracts. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and may reduce its returns.

• The Fund might not be able to sell a security promptly and at an acceptable price, which could have the effect of decreasing the overall level of the Fund’s liquidity.

• Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investment held by the Fund. Sub-Advisers may make currency investment decisions independent of their underlying security selections.

• The Fund expects to have a high portfolio turnover rate due to short-term trading. High turnover could produce higher transaction costs and taxable distributions and lower the Fund’s after-tax performance.

Performance
The Fund is new and does not have a full calendar year of performance. Once it has a full calendar year of performance, total return information will be presented. Updated performance information is available on the Fund’s Website at www.GuideStoneFunds.org or by calling 1-888-98-GUIDE (48433).

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug 30, 2011
Registrant Name	dei_EntityRegistrantName	GuideStone Funds
Central Index Key	dei_EntityCentralIndexKey	0001131013
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug 30, 2011
Document Effective Date	dei_DocumentEffectiveDate	Sep 1, 2011
Prospectus Date	rr_ProspectusDate	Sep 1, 2011
Defensive Market Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GuideStone Funds Defensive Market Strategies Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Defensive Market Strategies Fund seeks to provide long-term capital appreciation with reduced volatility compared to the equity markets.
Fees and Expenses	gsf1131013_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Defensive Market Strategies Fund.
Annual Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated amounts for the current fiscal year.
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Portfolio Turnover	gsf1131013_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. Portfolio turnover rate for the Fund’s last fiscal year is not provided because the Fund has not commenced operations prior to the date of this Prospectus.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

• To pursue its investment objective, the Fund utilizes principal investment strategies, managed by the Fund’s Sub-Advisers under the ultimate supervision of the Adviser. The principal strategies, when combined, are intended to result in the Fund obtaining investment returns consistent with the equity market, but with lower volatility when compared to the equity market. The Adviser determines the allocation of assets among the principal strategies and seeks to ensure an allocation that will allow the Fund to maintain its reduced volatility as compared to the broader market. Each Sub-Adviser is in turn responsible for investing the assets allocated to the principal strategy, or the portion of the principal strategy, for which it is responsible.

• The principal strategies, and the range of assets that will be allocated to each, is as follows:

Principal Strategy	Range of Assets
Long Only Equity	30%-80%
Convertible Bond	0%-50%
Equity Long-Short	0%-35%

• The Adviser monitors portfolio activity and reallocates assets among the Sub-Advisers as necessary in an attempt to ensure the Fund’s portfolio, when viewed as a whole, is consistent with the Fund’s principal investment objective. The Sub-Advisers, in managing their respective portions of the Fund’s portfolio, practice different investment styles that the Adviser believes complement one another in an attempt to achieve the Fund’s investment objective.

• The Long Only Equity Strategy is divided into two main components: a "value yield" component that focuses primarily on dividend paying stocks and a "U.S. defensive equity" component that focuses primarily on U.S. stocks with lower volatility compared to the broader equity market. Pursuant to the Long Only Equity Strategy, the Fund primarily invests in common stocks of U.S. companies but may also invest in common stocks of foreign companies either on a foreign exchange or through depository receipts. The Fund may invest in common stocks of foreign companies in countries having economies and markets generally considered to be developed and, to a lesser extent, companies located in emerging markets. The Fund may also invest in preferred stocks and real estate investment trusts ("REITs") and other real estate related companies.

• The Convertible Bond Strategy involves investments in convertible securities. While the Fund has broad discretion to invest in all types of convertible securities of U.S. issuers, the Fund focuses primarily on investments in convertible bonds. These convertible securities will tend to have valuations more closely aligned with a company’s bonds than common stock. The Fund may also invest in convertible securities of non-U.S. issuers. The Fund may invest in obligations issued by the U.S. government, its agencies and instrumentalities, banks and corporations and foreign governments, banks and corporations. The Fund may invest in both investment grade securities and high yield securities ("junk bonds") subject to a maximum of 35% of its total assets in junk bonds ("Baa" category as rated by Moody’s Investors Service, Inc. or the equivalent by Standard and Poor’s® or Fitch, Inc.).

• The Long-Short Equity Strategy involves a long component and a short component. The long component primarily involves investments in equity securities with a focus on growth. The short component involves making short sales of stocks. The Fund may establish short positions in stocks of companies with a market value of up to 30% of its assets pursuant to this strategy. When the Fund takes a short position, it sells at the current market price a stock that it has borrowed, in anticipation of a decline in the market price of the stock. The Fund intends to reinvest the proceeds from its short sales by taking additional long positions in stocks. This investment technique is known as "leverage," which increases risk and may magnify the Fund’s gains or losses.

• The Fund may hold up to 20% of its assets in obligations denominated in currencies other than the U.S. dollar and may invest beyond this limit when considering U.S. dollar-denominated securities of foreign issuers.

• The Fund may use forward currency exchange contracts, options and futures on stock indices and equity swap agreements to gain exposure to foreign markets and currencies. The Fund may also use other types of derivative instruments, such as futures, options and forward contracts as a substitute for investing directly in an underlying asset, to increase return, to manage foreign currency risk, to hedge against losses or as an alternative to selling a security short.

• The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

• The principal strategies, and the range of assets that will be allocated to each, is as follows:

Principal Strategy	Range of Assets
Long Only Equity	30%-80%
Convertible Bond	0%-50%
Equity Long-Short	0%-35%

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

• There is no guarantee that securities that the Fund buys will increase in value. It is possible to lose money by investing in the Fund.

• The Fund’s value will go up and down in response to changes in the market value of its investments. Market value will change due to business developments concerning a particular issuer or industry, as well as general market and economic conditions. An investor in this Fund should be able to accept significant short-term fluctuations in value.

• The ability of the Fund to achieve its investment objective depends, in part, on the ability of the Adviser to allocate assets effectively among the Sub-Advisers overseeing the Fund’s principal strategies. There can be no assurance that the actual allocations will achieve the Fund’s investment objective. Similarly, there is no guarantee that the principal strategies will work effectively together to achieve the Fund’s investment objective or that a principal strategy will be effective in achieving its individual objectives.

• Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles with periods of rising and falling prices. The market value of a stock may fall due to general market declines or because of factors related to the issuing company or its industry.

• Short sales involve selling a security the Fund does not own in anticipation that the security will decline in price. The Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. The Fund’s potential loss on a short position is limited only by the maximum attainable price of the security less the price at which the security was sold by the Fund. Therefore, in theory, stocks sold short have unlimited risk. The Fund’s use of short sales in effect “leverages” the Fund.

• The Fund is subject to leverage risk. Leveraging occurs when the Fund increases its assets available for investment using borrowings or similar transactions. Due to the fact that short sales involve borrowing securities and selling them, the Fund’s short sales effectively leverage the Fund’s assets. The use of leverage, including short sales and other forms of leveraging such as engaging in reverse repurchase agreements, lending portfolio securities, entering into futures contracts and engaging in forward commitment transactions, may magnify the Fund’s gains or losses. Leverage also creates interest expense that may lower the Fund’s overall returns.

• Although the Fund will not concentrate in any particular industry, it may be heavily invested in a particular economic sector. If the Fund focuses on one or a few sectors, its performance is likely to be disproportionately affected by factors influencing that sector, including market, economic, political or regulatory developments. The Fund’s performance may also suffer if a sector does not perform as well as the Sub-Advisers expected. Prices of securities in the same sector often change collectively regardless of the merits of individual companies.

• Obligations or securities of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.

• Preferred stock represents an equity interest in a company that generally entitles the holder to receive dividends and a fixed share of the proceeds from the company’s liquidation. Preferred stock is subject to issuer-specific and market risk applicable generally to equity securities.

• REITs may be affected by changes in the value of the underlying properties they own and may be affected by the quality of any credit they extend. REITs are dependent upon management skills and are subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. The value of REITs may be more sensitive to high or rising interest rates and may decline in value as a result, or become less attractive investments.

• The value of fixed-income securities held by the Fund will fluctuate in response to interest rates and other economic factors. When interest rates rise, the prices of fixed-income securities fall and vice versa. Other factors may affect fixed-income securities, such as financial conditions of a particular issuer including its credit standing and general economic conditions.

• In addition to the interest rate and credit risks applicable to fixed-income securities, a convertible security’s market value also tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security’s “conversion price.”

• The Fund is subject to the risk that REITs and other real estate related companies share prices overall will decline over short or even long periods because of rising interest rates. During periods of high interest rates, REITs and other real estate related companies may lose appeal for investors who may be able to obtain higher yields from other income-producing investments. High interest rates may also mean that financing from property purchases and improvements is more costly and difficult to obtain.

• There is a risk that the issuer of a fixed-income investment owned by the Fund may fail to pay interest or even principal due in a timely manner or at all.

• Not all obligations of U.S. government agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury; some are backed only by the credit of the issuing agency or instrumentality. For instance, obligations of Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Treasury but are backed by the credit of the federal agencies or government sponsored entities. Accordingly, there may be some risk of default by the issuer in such cases.

• High yield securities (“junk bonds”) involve greater risks of default and are more volatile than bonds rated investment grade. Issuers of these bonds may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund’s value could be hurt by price declines due to actual or perceived changes in an issuer’s ability to make such payments.

• Derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments, correlation risk, the risk of loss due to changes in interest rates and the risks associated with fluctuations in foreign currencies in the case of forward currency exchange contracts. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and may reduce its returns.

• The Fund might not be able to sell a security promptly and at an acceptable price, which could have the effect of decreasing the overall level of the Fund’s liquidity.

• Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investment held by the Fund. Sub-Advisers may make currency investment decisions independent of their underlying security selections.

• The Fund expects to have a high portfolio turnover rate due to short-term trading. High turnover could produce higher transaction costs and taxable distributions and lower the Fund’s after-tax performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund.
Performance	gsf1131013_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is new and does not have a full calendar year of performance. Once it has a full calendar year of performance, total return information will be presented. Updated performance information is available on the Fund’s Website at www.GuideStoneFunds.org or by calling 1-888-98-GUIDE (48433).
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new and does not have a full calendar year of performance.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available on the Fund’s Website at www.GuideStoneFunds.org or by calling 1-888-98-GUIDE (48433).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.GuideStoneFunds.org
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-98-GUIDE (48433)
Defensive Market Strategies Fund | GS2 Class, Defensive Market Strategies Fund
Annual Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	GS2 Class
Management fee	rr_ManagementFeesOverAssets	0.88%
Other expenses	rr_OtherExpensesOverAssets	0.16%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	1.04%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	GS2 Class
1 Year	rr_ExpenseExampleYear01	107
3 Years	rr_ExpenseExampleYear03	331
5 Years	rr_ExpenseExampleYear05	574
10 Years	rr_ExpenseExampleYear10	1,271
Defensive Market Strategies Fund | GS4 Class, Defensive Market Strategies Fund
Annual Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	GS4 Class
Management fee	rr_ManagementFeesOverAssets	0.88%
Other expenses	rr_OtherExpensesOverAssets	0.42%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	1.30%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	GS4 Class
1 Year	rr_ExpenseExampleYear01	132
3 Years	rr_ExpenseExampleYear03	412
5 Years	rr_ExpenseExampleYear05	713
10 Years	rr_ExpenseExampleYear10	1,568

[1]	Other expenses are based on estimated amounts for the current fiscal year.